Leases - Future lease payments (Details) ¥ in Millions	Mar. 31, 2022 CNY (¥)
Future lease payments under operating leases
2023	¥ 6,717
2024	5,888
2025	4,978
2026	4,244
2027	3,614
Thereafter	20,335
Total	45,776
Less: imputed interest	(10,523)
Total operating lease liabilities (Note 19)	¥ 35,253